Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
Note 12. Stock-based Compensation
The Company maintains the 2015 Stock Plan (the “2015 Plan”) under which incentive stock options, non-qualified
stock options, and restricted stock may be granted to employees and non-employee
consultants. Under the 2015 Stock Plan, as of September 30, 2020 the Company is authorized to issue of a maximum number of 3,083,105 shares of common Stock.
Stock Options
Under the terms of the 2015 Plan, incentive stock options must have an exercise price at or above the fair market value of the stock on the date of the grant, while non-qualified
stock options are permitted to be granted below fair market value of the stock on the date of grant. Stock options granted have service-based vesting conditions only. The service-based vesting conditions vary, though typically, stock options vest over four years with 25% of stock options vesting on the first anniversary of the grant and the remaining 75% vesting monthly over the remaining 36 months. Option holders have a
10-year
period to exercise the options before they expire. Forfeitures are recognized in the period they occur. During the nine months ended September 30, 2020, 921,721 stock options were granted.
The fair value of stock option awards was determined on the grant date using the Black-Scholes valuation model based on the following assumptions:

	9/30/2020	12/31/2019
Expected term (years) (1)	5.96 — 6.02	5.27 — 6.02
Common stock (price per share)	$22.80 —$ 76.93	$17.38 —$ 22.80
Expected volatility (2)	49.3% — 51.9%	44.6% — 49.3%
Risk-free interest rate (3)	0.4% — 1.8%	1.6% — 1.9%
Dividend yield (4)	0%	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ report volatilities.
(3)	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.
Given the absence of a public trading market, the Board considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights and preferences of preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.

A summary of the Company’s stock option activity for nine months ended September 30, 2020 is as follows:

	Number of Common Stock options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2019	365,938	$22.73	9.76	$22
Granted	921,721	22.73	—	—
Exercised	—		—	—
Forfeited	(87,685)	22.73	—	—
Expired	—	—	—	—

Outstanding as of September 30, 2020	1,199,974	$22.73	9.32	$141,657

Vested and exercisable as of September 30, 2020	59,538	$22.73	9.06	$7,028

Vested and expected to vest as of September 30, 2020	1,199,974	$22.73	9.32	$141,657

The compensation cost for options recognized for the nine months ended September 30, 2020 and 2019 was $2.2 million and $0.05 million, respectively.
As of September 30, 2020, the Company had $12.5 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 2.13 years.
Restricted Stock
Prior to June 30, 2019, the Company granted restricted stock awards to employees and non-employee
consultants. Recipients purchased the restricted stock on the grant date and the Company has the right to repurchase the restricted shares at the same price recipients paid to obtain those shares. The restrictions lapse solely based on continued service, and generally lapse over 4 years—25% on the first anniversary of the date of issuance, and the remaining 75% monthly over the remaining 36 months. At the grant date of the award, recipients of restricted stock are granted voting rights and receive dividends on unvested shares. No restricted stock awards have been granted after June 30, 2019.
In June 2015, the Company issued 6,519,750 and 960,000 restricted stock awards to the Chief Executive Officer and two of the other individuals, respectively. The restrictions lapse 25% on the first anniversary of the date of issuance, and the remaining 75% monthly over the remaining 36 months. At the grant date of the award, the fair value of the award was nominal, and accordingly, no stock-based compensation was required to be recognized in the financial statements. The recipients of restricted stock have voting rights and receive dividends on these unvested shares. These restrictions lapsed on June 18, 2019.
Employee restricted stock activity for the nine months ended September 30, 2020 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2019	458,257	$10.92
Granted	—	—
Forfeited	(113,776)	11.37
Vested	(183,556)	10.45

Outstanding as of September 30, 2020	160,925	$13.88

The total fair value of restricted stock that vested during the nine months ended September 30, 2020 and 2019 was $1.6 million and $2 million, respectively. The compensation cost for restricted stock recognized for the nine months ended September 30, 2020 and 2019 was $2.4 million and $1.8 million, respectively.
As of September 30, 2020, the Company had $2.2 million of unrecognized stock-based compensation expense related to the restricted stock. This cost is expected to be recognized over a weighted-average period of 1.49 years.
Non-employee
awards
The restricted stock disclosures above do not include
non-employee
awards.
Non-employee
awards vest over time based on service conditions similar to those of employees. Prior to adoption of ASU
2018-07
on January 1, 2019 the Company accounted for the
non-employee
awards in accordance with ASC
505-50
and remeasured the fair value of restricted stock each reporting period until the performance completion date. The total fair value of restricted stock for non-employees
that vested during the nine months ended September 30, 2020 and 2019 was immaterial. The compensation cost for restricted stock recognized for the nine months ended September 30, 2020 and 2019 was immaterial.
As of September 30, 2020, the Company had $ 9,623 of unrecognized stock-based compensation expense related to the restricted stock. This cost is expected to be recognized over a weighted-average period of 1.35 years.
Non-employee
restricted stock activity for the nine months ended September 30, 2020 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2019	1,999	$17.61
Granted	—	—
Exercised	—	—
Forfeited	—	—
Vested	(1,375)	17.61

Outstanding as of September 30, 2020	624	$17.61

Compensation expense
Total stock-based compensation expense by function was as follows (in thousands):

	Nine Months ended September 30,
	2020	2019
Cost of sales	$237	$69
Research and development	1,608	616
Sales and marketing	334	107
General and administrative	2,531	1,064

Total	$4,710	$1,856

Volvo Stock Purchase Warrant
On March 20, 2020, the Company issued a stock purchase warrant to Volvo Car Technology Fund AB (“VCTF”) in connection to the engineering services contract. VCTF is entitled to purchase from the Company up to 300,000 shares of Series A Convertible Preferred Stock of the Company, par value $0.00001 per share, at a price of $43.3039 per share. The warrant vests and becomes exercisable in two tranches depending on satisfaction of certain commercial milestones. The fair value of warrants aggregating $2.9 million represent consideration payable to a customer and would be recognized as reduction in revenue consistent with the revenue recognition pattern in subsequent revenue contracts when these warrants become probable of getting vested.

Note 15. Stock-based Compensation
The Company maintains the 2015 Stock Plan (the “2015 Plan”) under which incentive stock options, non-qualified
stock options, and restricted stock may be granted to employees and non-employee
consultants. Under the 2015 Stock Plan, as of December 31, 2019, the Company was authorized to issue of a maximum number of 2,583,105 shares of Common Stock.
Stock Options
Under the terms of the 2015 Plan, incentive stock options must have an exercise price at or above the fair market value of the stock on the date of the grant, while non-qualified
stock options are permitted to be granted below fair market value of the stock on the date of grant. Stock options granted have service-based vesting conditions only. The service-based vesting conditions vary, though typically, stock options vest over four years
with 25% of stock options vesting on the first anniversary of the grant and the remaining 75% vesting monthly over the remaining 36 months. Option holders have a
10-year
period to exercise the options before they expire. Forfeitures are recognized in the period they occur.
No stock options were granted prior to December 31, 2018. The fair value of stock option awards in 2019 was determined on the grant date using the Black-Scholes valuation model based on the following assumptions:

2019
Expected term (years) (1)	5.27 – 6.02
Current stock value	$17.38 – 22.80
Expected volatility (2)	44.6% – 49.3%
Risk-free interest rate (3)	1.6% – 1.9%
Dividend yield (4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Given the absence of a public trading market, the Board considered numerous objective and subjective factors to determine the fair value of the Company’s Common Stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of Common Stock; (ii) the rights and preferences of Series A Preferred relative to Common Stock; (iii) the lack of marketability of Common Stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
A summary of the Company’s stock option activity for years ended 2019 and 2018 is as follows:

	Number of Common Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of January 1, 2019	—	$—	—	$—

Granted	366,988	22.73	9.76
Exercised	—	—	—
Forfeited	(1,050)	22.73	9.61
Expired	—	—	—

Outstanding as of December 31, 2019	365,938	22.73	9.76	22

Vested and exercisable as of December 31, 2019	26,035	22.73	9.75	2

Vested and expected to vest as of December 31, 2019	365,938	$22.73	9.76	$22

The weighted-average grant date fair value of stock options granted during the year ended December 31, 2019 and 2018 was $9.21 and $0

per share, respectively. The total fair value of options that vested during 2019 was $239,000.
The compensation cost for options recognized during 2019 was $240,000.
As of December 31, 2019, the Company had $3.2 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 2.59 years.
Restricted Stock
Prior to June 30, 2019, the Company granted restricted stock awards to employees. Recipients purchased the restricted stock on the grant date and the Company has the right to repurchase the restricted shares at the same price recipients paid to obtain those shares. The restrictions lapse solely based on continued service, and generally lapse over
4 years
—
25
% on the first anniversary of the date of issuance, and the remaining 75% monthly over the remaining 36 months. At the grant date of the award, recipients of restricted stock are granted voting rights and receive dividends on unvested shares. No restricted stock awards have been granted after June 30, 2019.
In June 2015, the Company issued 6,519,750 and 960,000 shares of restricted common stock subject to vesting to the Chief Executive Officer and two other individuals, respectively. The restrictions lapse
25
% on the first anniversary of the date of issuance, and the remaining
75
% monthly over the remaining 36 months. At the grant date of the award, the fair value of the award was nominal, and accordingly, no stock-based compensation was required to be recognized in the financial statements. The recipients of restricted stock have voting rights and receive dividends on these unvested shares. As of December 31, 2018, there were 814,969 and 125,000

restricted stock in the hands of the Chief Executive Officer and the two other individuals, respectively. These restrictions lapsed on June 18, 2019.
Employee restricted stock activity for years ended 2019 and 2018 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2017	3,534,436	$0.36
Granted	509,379	12.39
Forfeited	(89,047)	2.50
Vested	(2,278,495)	0.78

Outstanding as of December 31, 2018	1,676,273	3.01
Granted	150,800	17.54
Forfeited	(97,150)	7.19
Vested	(1,271,666)	1.97

Outstanding as of December 31, 2019	458,257	$10.92

The total fair value of restricted stock that vested during 2019 was $2.5 million. The compensation cost for restricted stock recognized for years ended 2019 and 2018 was $2.4 million and $1.7 million, respectively. Tax benefits related to the awards were $0 in 2019 and 2018. The Company received $61,000 in cash from the purchase of restricted stock which was classified as cash inflows from financing activities in the statement of cash flows. The tax benefit related to such purchase was $0.
As of December 31, 2019, the Company had $3.7 million of unrecognized stock-based compensation expense related to the restricted stock. This cost is expected to be recognized over a weighted-average period of 1.73 years.
Non-employee
awards
The restricted stock disclosures above do not include
non-employee
awards.
Non-employee
awards vest over time based on service conditions similar to those of employees. Prior to adoption of ASU
2018-07
on January 1, 2019 the Company accounted for the
non-employee
awards in accordance with ASC
505-50
and remeasured the fair value of restricted stock each reporting period until the performance completion date. Total compensation cost for non-employee
restricted stock for years ended December 31, 2019 and 2018 was $44,000 and $320,000, respectively. Unrecognized compensation cost for non-employee
restricted stock as of December 31, 2019 is immaterial. This cost is expected to be recognized over a weighted average period of 1.59 years.

Non-employee restricted stock activity for years ended 2019 and 2018 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2017	37,989	$0.05
Granted	2,800	13.75
Forfeited	(625)	0.05
Vested	(22,946)	0.64

Outstanding as of December 31, 2018	17,218	1.46
Granted	—	—
Forfeited	—	—
Vested	(15,219)	17.61

Outstanding as of December 31, 2019	1,999	$17.61

Compensation expense
Total stock-based compensation expense by function was as follows (in thousands):

	Year Ended December 31,
	2019	2018
Cost of sales	$92	$66
Research and development	914	564
Sales and marketing	163	83
General and administrative	1,533	1,349

Total	$2,702	$2,062